FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820 and ASC No. 825, the Company measures its investment, which is comprised from investments in Ordinary shares, convertible loans and warrants (see also Note 5) at fair value. Investment in Ordinary shares and in marketable securities are classified within Level 2, since these assets are valued using quoted market price in an active market.

Convertible loan and warrants of Biocancell are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant, which are based on a valuation using an independent valuation firm. The valuation uses a binominal model for evaluating derivatives, combined with other market-based analysis. The main variables for the valuations are: average returns of notes of similar traded firms, historical variance of the investee's stock price, applicable currency exchange rates, and risk free interest rates. Key assumptions in determining the estimated fair value of the convertible loan and warrants as of December 31, 2011 include (a) the risk free interest rate of 0.07% and 0.20% for the convertible loan and warrants, respectively (2010: 0.48% and 0.85%, respectively) and (b) a volatility of 51.5% (2010: 73.2%) (c) Probability of the full ratchet mechanism. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. Expected volatility was calculated based upon actual historical stock price movements.

The Company's financial assets measured at fair value on a recurring basis consisted of the following types of instruments:

	As of December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities- corporate debentures	$-	$2,365	$-	$2,365
Investment in BioCancell - investment in Ordinary shares	636	-	-	636
Investment in BioCancell - investment in convertible loan and warrants (*)	-	-	4,989	4,989

Total financials assets	$636	$2,365	$4,989	$7,990

*)	Including accrued interest on the loan.

	As of December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities - corporate debentures	$-	$2,273	$-	$2,273
Investment in BioCancell - investment in Ordinary shares	265	-	-	265
Investment in BioCancell - investment in convertible loan and warrants (*)	-	-	2,768	2,768

Total financials assets	$265	$2,273	$2,849	$5,396

*)	Including accrued interest on the loan.

During the years 2010 and 2011, there have been no transfers in and/or out of Level 3. All changes in the Level 3 were as a result of changes in fair value.